ACQUISITIONS AND DISPOSALS (Details Textual) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended											1 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Nov. 14, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2011 CNY	Jul. 31, 2008 CNY	Nov. 30, 2012 Settlement To Envision [Member] USD ($)	Nov. 30, 2012 Settlement To Envision [Member] CNY	Dec. 31, 2012 Service Fee [Member] USD ($)	Dec. 31, 2012 Service Fee [Member] CNY	Dec. 31, 2011 Service Fee [Member] CNY		Dec. 31, 2010 Service Fee [Member] CNY		Dec. 31, 2012 Guarantee Fee [Member] USD ($)	Dec. 31, 2012 Guarantee Fee [Member] CNY	Dec. 31, 2011 Guarantee Fee [Member] CNY		Dec. 31, 2010 Guarantee Fee [Member] CNY
Business Acquisition, Percentage of Voting Interests Acquired						30.00%					100.00%	100.00%	70.00%
Business Acquisition, Contingent Consideration, at Fair Value											$ 22,000	145,237
Business Acquisition, Cost of Acquired Entity, Cash Paid					144,372					21,869
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					82,863								39,499
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					8 years 10 months 24 days			3 years 10 months 24 days
Payments for acquisitions of subsidiaries, net of cash acquired			0	0	140,419	65,281	476	3,485
Cash consideration			78,000	486,502
Payments To Disposal Group	13,804	86,000												9,867	61,472
Disposal Group, Including Discontinued Operation, Sale Revenue Percentage			28.00%	28.00%	33.00%	35.00%
Guarantor Obligations, Maximum Exposure, Undiscounted									60,000
Quarterly Guarantee Fee Payable									250
Service fee																$ 157	976	0	[1]	0	[1]	$ 125	779	0	[2]	0	[2]

[1]	For the year ended December 31, 2012, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.
[2]	For the year ended December 31, 2012, the Group charged a guarantee fee of USD250 per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.